Average Annual Total Returns{- Fidelity Advisor® Diversified Stock Fund} - 09.30 Fidelity Advisor Diversified Stock Fund-AMCIZ PRO-14 - Fidelity Advisor® Diversified Stock Fund	Fidelity Advisor Diversified Stock Fund-Destiny Class A Return Before Taxes Past 1 year	Fidelity Advisor Diversified Stock Fund-Destiny Class A Return Before Taxes Past 5 years	Fidelity Advisor Diversified Stock Fund-Destiny Class A Return Before Taxes Past 10 years	Fidelity Advisor Diversified Stock Fund-Destiny Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Diversified Stock Fund-Destiny Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Diversified Stock Fund-Destiny Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Diversified Stock Fund-Destiny Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Diversified Stock Fund-Destiny Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Diversified Stock Fund-Destiny Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Diversified Stock Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Diversified Stock Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Diversified Stock Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Diversified Stock Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Diversified Stock Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Diversified Stock Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Diversified Stock Fund-Class I Return Before Taxes Past 1 year	Fidelity Advisor Diversified Stock Fund-Class I Return Before Taxes Past 5 years	Fidelity Advisor Diversified Stock Fund-Class I Return Before Taxes Past 10 years	Fidelity Advisor Diversified Stock Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor Diversified Stock Fund-Class Z Return Before Taxes Past 5 years	Fidelity Advisor Diversified Stock Fund-Class Z Return Before Taxes Since Inception		Fidelity Advisor Diversified Stock Fund-Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	19.73%	14.90%	12.81%	18.32%	13.31%	11.49%	12.67%	11.64%	10.33%	22.17%	15.01%	12.62%	24.85%	15.19%	12.43%	27.28%	16.50%	13.67%	27.43%	16.64%	13.26%	[1]	Aug. 13, 2013	18.40%	15.22%	13.88%

[1]	(a)Since inception August 13, 2013.